CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Cash	Private Placement	Common Stock	Common Stock Cash	Common Stock Private Placement	Additional Paid-in Capital	Additional Paid-in Capital Private Placement	Deficit Accumulated During the Development Stage
Beginning Balances at Sep. 14, 2010
Paid-in capital	$ 6,531						$ 6,531
Issuance of common stock (in shares)					4,000,000
Issuance of common stock		400			400
Net loss	(6,931)								(6,931)
Ending Balance at Dec. 31, 2010				400			6,531		(6,931)
Ending Balance (in shares) at Dec. 31, 2010				4,000,000
Paid-in capital	61,983						61,983
Issuance of common stock (in shares)						16,000,000
Issuance of common stock			56,740,808			1,600		56,739,208
Conversion of stockholder's note payable to equity (in shares)				40,000
Conversion of stockholder's note payable to equity	150,000			4			149,996
Stock option compensation	67,022						67,022
Anti-dilutive warrant	7,585,600						7,585,600
Net loss	(10,232,878)								(10,232,878)
Ending Balance at Dec. 31, 2011	54,372,535			2,004			64,610,340		(10,239,809)
Ending Balance (in shares) at Dec. 31, 2011				20,040,000
Stock option compensation	461,775						461,775
Anti-dilutive warrant	(214,591)						(214,591)
Net loss	(26,580,876)								(26,580,876)
Ending Balance at Jun. 30, 2012	$ 28,038,843			$ 2,004			$ 64,857,524		$ (36,820,685)
Ending Balance (in shares) at Jun. 30, 2012				20,040,000